Contract Receivables, Net	12 Months Ended
Dec. 31, 2018
Contracts Receivable [Abstract]
CONTRACT RECEIVABLES, NET

Note 3 — CONTRACT RECEIVABLES, NET

The contracts receivable consists of the following:

	December 31, 2018	December 31, 2017
Contract receivables	$24,669,365	$16,904,972
Allowance for doubtful accounts	-	-
	$24,669,365	$16,904,972

The contract receivables are generally due when the Company completes the related installation project. The Company offers longer credit terms to two of its major general contractors, who accounted for 100%, 86% and 90% of total contract revenue for the years ended December 31, 2018, 2017 and 2016, respectively, for the purpose of maintaining our long-term relationship. The Company had not incurred any bad debts with these two general contractors in the past and considers these contracts receivable fully collectible. Thus, the Company did not provide any allowance for doubtful accounts for these outstanding contract receivable for the years ended December 31, 2018 and 2017.